Average Annual Total Returns{- Fidelity Freedom Index 2055 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2055 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1910 Past 1 year	F1910 Past 5 years	F1910 Past 10 years
Total	15.88%	13.73%	11.57%	15.27%	12.63%	10.72%	9.67%	10.69%	9.31%	28.71%	18.47%	16.55%	16.18%	13.89%	12.47%